Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 12, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2012